Fair Value Measurement (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Realized and unrealized gain (loss) from marketable securities	$ 142,806	$ 2,805		$ (2,164,513)	$ 8,208	$ (3,581,193)
Unrealized net losses recognized on marketable equity securities held	$ 76,347			$ (2,087,378)